General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General Information	General information
1.1. Information on Banco BBVA Argentina S.A.
Banco BBVA Argentina S.A. (hereinafter “BBVA Argentina”, the “Bank” or the “Entity”) is a corporation (“sociedad anónima”) incorporated under the laws of Argentina, operating as a universal bank with a network of 234 national branches.
Since December 1996, BBVA Argentina is controlled by Banco Bilbao Vizcaya Argentaria, S.A. (“BBVA”, “BBVA Group” or the “controlling entity”), which directly and indirectly owned 66.55% of the share capital of the Bank as of December 31, 2025.
These Consolidated Financial Statements relate to the Bank and its subsidiaries (collectively, the “Group”). The Bank’s subsidiaries are detailed in Note 2.2.
Part of the Bank’s share capital is publicly traded and has been registered with the Buenos Aires Stock Exchange, the New York Stock Exchange and the Madrid Stock Exchange.
1.2. Evolution of the macroeconomic situation and the financial and capital systems
Milei’s administration took office and among its main objectives, there were the elimination of the fiscal deficit based on the reduction of the primary public expenditure of both the Nation and the Provinces, and the resizing of the State’s structure, by eliminating subsidies and transfers.
The measures taken regarding the monetary policy have significantly reduced the gap between the official exchange rate and the free exchange market rate (traded through stock‑market instruments) from a peak of 200% in the fourth quarter of 2023 to approximately 4% as of the date of issuance of these financial statements. In April 2025, new measures were introduced to ease foreign‑exchange controls, including the establishment of a floating band system (between ARS 1,000 and ARS 1,400 - a range scheduled to be adjusted by 1% per month through December 2025 and, beginning January 2026, in line with inflation), within which the US dollar exchange rate can fluctuate in the foreign exchange market, the elimination of foreign exchange restrictions applicable to individuals, the authorization of companies to transfer dividends abroad to non-resident shareholders for the fiscal years starting from January 1, 2025 and increased flexibility to make payments abroad for imports of goods and services, among other regulations.
Among other monetary and financial measures, and with the aim of drastically reducing the so-called quasi-fiscal deficit, the authorities carried out debt swaps involving the BCRA’s obligations with banks, as well as put options on government securities held by financial institutions, and transferred such instruments to the National Treasury. Together with the fiscal surplus recorded by the National Government and the rollover of peso-denominated debt services, these actions allowed for a significant reduction in inflation (31.5% during the year 2025) and in nominal interest rates, although the latter have shown an increased level of volatility.
Regarding sovereign debt, several voluntary local debt exchanges, along with agreements reached regarding obligations with the Paris Club and the International Monetary Fund (IMF), allowed the country to avoid defaults, and the BCRA made progress in normalizing external commercial debt and, in accumulating international reserves sourced from both the trade surplus and the Asset Regularization Regime established under Law No. 27,743. In April 2025, the IMF Executive Board approved an Extended Fund Facility (EFF) arrangement for Argentina totaling approximately USD 20 billion. This approval included an immediate disbursement of USD 12 billion and an subsequent disbursement of USD 2 billion made in August 2025. On the same date, the World Bank and the Inter-American Development Bank also approved financial assistance packages to Argentina under their respective multi-annual programs, amounting to USD 12 billion and USD 10 billion, respectively. Additionally, on October 20, 2025, the BCRA announced the signing of a currency stabilization agreement with the U.S. Treasury Department for an amount of up to USD 20 billion for conducting bilateral currency swap operations between both parties. On December 15, 2025, the BCRA announced its international reserve accumulation goals of USD 17 billion for all of 2026, to be achieved through foreign currency purchases by said body in the Single and Free Exchange Market.
At a broader level, the National Government’s program includes structural reforms across both the economic framework and other areas of public policy. On October 26, 2025, national legislative elections were held, resulting in an increase in the governing party’s parliamentary representation. In the following days, there was a significant increase in the prices of Argentine financial assets and a reduction in the country-risk premium, while the Argentine government announced a call to other political forces to seek consensus to advance its package of economic, labor, and tax reforms, among others. Finally, in December 2025, the National Congress approved the 2026 Budget which includes growth targets and a reduction in the expected inflation level.
Although the macroeconomic and financial environment has improved in recent months, the slow and uneven recovery of economic activity, combined with an uncertain global outlook, requires Management to continuously monitor developments that may affect the Entity’s financial position and performance and that may need to be reflected in future financial statements.